INCOME TAXES (Details 3) - Deferred income tax assets and liabilities [Member] - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Statement [Line Items]
Reclamation provision	$ 0	$ 794
Non-capital losses	6,845	0
Other deductible temporary differences	2,009	2,199
Exploration and evaluation assets	3,036	(3,626)
Plant, equipment and mining properties	(18,284)	(4,096)
Net deferred income tax liabilities	$ (6,394)	$ (4,729)